Debt - Credit Facilities Table (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Feb. 29, 2016
Line of Credit Facility [Line Items]
Outstanding balance		$ 25,336	$ 21,688
Outstanding balance - current		0	247
SPL Working Capital Facility [Member]
Line of Credit Facility [Line Items]
Original facility size		1,200
Outstanding balance - current		0	224
Commitments prepaid or terminated		0
Letters of credit issued		730
Available commitment		$ 470
Debt Instrument, Description of Variable Rate Basis		LIBOR or base rate
Debt Instrument, Maturity Date, Description		December 31, 2020, with various terms for underlying loans
SPL Working Capital Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.75%
SPL Working Capital Facility [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.75%
2016 CQP Credit Facilities [Member]
Line of Credit Facility [Line Items]
Original facility size		$ 2,800		$ 2,800
Outstanding balance		1,090	2,560
Commitments prepaid or terminated		1,470
Letters of credit issued		20
Available commitment		$ 220
Debt Instrument, Description of Variable Rate Basis	[1]	LIBOR or base rate
Debt Instrument, Maturity Date, Description		February 25, 2020, with principal payments due quarterly commencing on March 31, 2019
2016 CQP Credit Facilities [Member] | February 25, 2019 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Increase		0.50%
2016 CQP Credit Facilities [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	[1]	2.25%
2016 CQP Credit Facilities [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	[1]	1.25%
2015 CCH Credit Facility [Member]
Line of Credit Facility [Line Items]
Original facility size		$ 8,404
Outstanding balance		2,485	2,381
Commitments prepaid or terminated		3,832
Letters of credit issued		0
Available commitment		$ 2,087
Debt Instrument, Description of Variable Rate Basis	[2]	LIBOR or base rate
Debt Instrument, Maturity Date, Description		Earlier of May 13, 2022 or second anniversary of CCL Trains 1 and 2 completion date
2015 CCH Credit Facility [Member] | Completion of Trains 1 and 2 of the CCL Project [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Increase		0.25%
2015 CCH Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	[2]	2.25%
2015 CCH Credit Facility [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	[2]	1.25%
CCH Working Capital Facility [Member]
Line of Credit Facility [Line Items]
Original facility size		$ 350
Outstanding balance - current		0	0
Commitments prepaid or terminated		0
Letters of credit issued		164
Available commitment		$ 186
Debt Instrument, Description of Variable Rate Basis		LIBOR or base rate
Debt Instrument, Maturity Date, Description		December 14, 2021, with various terms for underlying loans
CCH Working Capital Facility [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.50%
CCH Working Capital Facility [Member] | Minimum [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.50%
CCH Working Capital Facility [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.00%
CCH Working Capital Facility [Member] | Maximum [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.00%
Cheniere Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Original facility size		$ 750
Outstanding balance		0	$ 0
Commitments prepaid or terminated		0
Letters of credit issued		0
Available commitment		$ 750
Debt Instrument, Description of Variable Rate Basis		LIBOR or base rate
Debt Instrument, Maturity Date, Description		March 2, 2021
Cheniere Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		3.25%
Cheniere Revolving Credit Facility [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.25%

[1]	There is a 0.50% step-up for both LIBOR and base rate loans beginning on February 25, 2019.
[2]	There is a 0.25% step-up for both LIBOR and base rate loans following the completion of Trains 1 and 2 of the CCL Project as defined in the common terms agreement.